S000095310 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	15.17%	15.17%	16.66%
Performance Inception Date				Dec. 28, 2015
Class Inst3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.61%	10.54%	13.12%
Performance Inception Date				Dec. 28, 2015
Class Inst3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.09%	11.12%	12.91%
Performance Inception Date				Dec. 28, 2015